Consolidated Balance Sheets - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 233,843	$ 327,434
Accounts and grants receivable	913,458	970,467
Prepaid and other receivables	101,539	205,482
	1,248,840	1,503,383
Non-Current Assets
Property and equipment	53,164	30,689
TOTAL ASSETS	1,302,004	1,534,072
Current Liabilities
Accounts payable	312,034	488,636
Accrued liabilities	167,558	155,156
Contract liability	217,259
Lease inducement	46,559	36,526
Loans payable		300,000
	743,410	980,318
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	3,955,167	3,792,678
Accumulated other comprehensive income	(271,245)	(303,447)
Deficit	(25,040,050)	(24,850,199)
TOTAL EQUITY	558,594	553,754
TOTAL LIABILITIES AND EQUITY	1,302,004	1,534,072
Commitments and contingency